Significant equity transactions and acquisitions (Details Textual) - CNY (¥) ¥ in Thousands	1 Months Ended				12 Months Ended			13 Months Ended
	Oct. 31, 2017	May 31, 2017	Nov. 30, 2016	Feb. 16, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jan. 31, 2017	Sep. 30, 2016	Apr. 09, 2015
Asset Impairment Charges					¥ 0	¥ 0	¥ 280,591
Target Net [Member]
Business Acquisition, Acquired Entity, Percentage of Equity Interest Held	74.80%					51.00%
Consideration to Purchase Equity Interest Held by Noncontrolling Interest	¥ 36,300
KKC [Member]
Business Combination, Step Acquisition, Equity Interest in Acquiree, Remeasurement Gain (Loss), Net			¥ 28,100
Business Acquisition, Acquired Entity, Percentage of Equity Interest Held		100.00%	74.80%						54.80%
Ownership Percentage In Ordinary Shares Outstanding			49.70%
Consideration to Purchase Equity Interest Held by Noncontrolling Interest		¥ 13,200
JD.com, Inc. [Member]
Asset Impairment Charges							¥ 238,600
Discount Rate for Valuing Business Cooperation Agreement										16.00%
Proceeds from Issuance of Private Placement				¥ 2,450,000
Stock Issued During Period, Shares, New Issues				15,689,443
Percentage Of the Then Outstanding Ordinary Shares				25.00%
Tencent Holdings Limited [Member]
Proceeds from Issuance of Private Placement				¥ 919,100
Stock Issued During Period, Shares, New Issues				2,046,106
Percentage Of the Then Outstanding Ordinary Shares				3.30%
Xinchuang [Member]
Business Acquisition, Equity interest acquired						30.00%		30.00%
Business Combination, Step Acquisition, Equity Interest in Acquiree, Remeasurement Gain (Loss), Net					36,300
Business Acquisition, Acquired Entity, Percentage of Equity Interest Held								60.00%
Business Combination, Consideration Transferred								¥ 105,600
Business Combination, Consideration Transferred, Liabilities Incurred								¥ 63,600
Business Acquisition, Committed Acquisition Of Voting Interests, Percentage								40.00%
Other Acquirees [Member]
Business Combination, Consideration Transferred					¥ 26,500